September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3- mo. CME Term SOFR + 3.85%), 8.06%, 05/15/37(a)(b)	$1,000	$ 1,021,503
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3- mo. CME Term SOFR + 4.25%), 8.58%, 04/20/37(a)(b)	1,880	1,907,172
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.97%, 01/05/38(a)(b)	1,000	1,010,544
Total Asset-Backed Securities — 1.1% (Cost: $3,880,000)		3,939,219

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	17,908
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	613	12,199
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $22,770)(c)(d)(e)	1,812	190,260
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	6,358	410,092
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	902	752
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(d)	6,155	—
Industrial Conglomerates(c) — 0.0%
Ameriforge Group, Inc.(d)	832	—
SVP Singer	10,903	47,701
		47,701
IT Services — 0.1%
Travelport LLC(c)(d)	165	498,008
Trading Companies & Distributors — 0.1%
TMK Hawk Midco Corp.(c)(d)	14,592	160,507
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(c)(d)	13,193	82,852
Total Common Stocks — 0.4% (Cost: $2,697,374)		1,420,279

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$32	32,101
WR Grace Holdings LLC, 5.63%, 08/15/29	409	380,165
		412,266
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	154	153,509
Security	Par (000)	Value
Diversified Telecommunication Services(b)(f) — 0.1%
Zayo Group Holdings, Inc.
03/09/30	$30	$ 28,991
09/09/30	126	119,643
		148,634
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/17(c)(d)(g)	1,050	—
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)	742	733,022
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)	304	322,427
Hotels, Restaurants & Leisure(b) — 0.3%
Caesars Entertainment, Inc., 4.63%, 10/15/29	240	229,496
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30	395	370,681
Sabre GLBL, Inc., 11.13%, 07/15/30	480	464,856
		1,065,033
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(b)	193	96,416
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(c)(d)(g)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	220	220,474
Internet Software & Services(b) — 0.1%
Getty Images, Inc., 11.25%, 02/21/30	283	270,245
Uber Technologies, Inc., 4.50%, 08/15/29	235	234,334
		504,579
Machinery(b) — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	225,761
Vertiv Group Corp., 4.13%, 11/15/28	556	542,923
		768,684
Media — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27(b)	374	387,371
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	285	313,031
Pharmaceuticals — 0.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	530	543,278
Software(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30	490	485,991
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	103,988
Cloud Software Group, Inc., 9.00%, 09/30/29	379	393,101
Ellucian Holdings, Inc., 6.50%, 12/01/29	219	222,486
		1,205,566
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	277	69,651
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(g)(h)	226	73,877
Total Corporate Bonds — 2.0% (Cost: $7,054,236)		7,017,818

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)(h)	$38	$ —
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	1,137	1,143,552
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	123	123,290
		1,266,842
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	715	717,153
Total Fixed Rate Loan Interests — 0.6% (Cost: $2,011,145)		1,983,995
Floating Rate Loan Interests(a)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28	439	439,202
Outfront Media Capital LLC, 2025 Term Loan B, 09/24/32(i)	532	531,670
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31	288	288,910
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29	172	168,974
		1,428,756
Aerospace & Defense — 2.9%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30	756	755,837
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29	776	775,779
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	1,664	1,663,959
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	631	630,647
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32	378	378,304
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32	4	3,658
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.67%, 02/26/32	416	414,686
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29	134	134,356
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31	2,830	2,828,452
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32	578	577,761
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30	72	71,987
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32	2,183	2,180,206
		10,415,632
Security	Par (000)	Value
Air Freight & Logistics — 0.5%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30	$1,280	$ 1,273,767
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(i)	370	369,538
		1,643,305
Automobile Components — 1.2%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30	1,980	1,978,697
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32	1,023	1,022,683
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32	71	70,468
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28	286	265,459
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28	971	948,851
		4,286,158
Beverages — 0.8%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29	957	961,578
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29	602	452,912
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30	409	166,372
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28	566	565,259
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32	539	541,997
		2,688,118
Building Products — 4.8%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32	2,139	2,140,086
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30	853	833,808
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28	1,067	1,064,958
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31	1,244	1,237,954
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30	1,970	1,963,864
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31	1,479	1,481,024
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31	325	325,059
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29	309	284,569
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27	317	317,915
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29	724	724,364
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32	1,533	1,532,252
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32	302	304,135
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28	$320	$ 320,073
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29	2,524	2,523,639
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31	2,074	2,001,047
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28	68	68,438
		17,123,185
Capital Markets — 2.6%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31	285	285,494
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30	439	439,074
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28	1,366	1,364,396
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30	370	369,503
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	923	924,565
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28	896	895,824
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31	1,062	1,062,360
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32	531	532,163
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31	342	342,115
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30	208	208,229
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31	1,376	1,364,331
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32	1,337	1,336,011
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31	79	79,231
		9,203,296
Chemicals — 4.7%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29	760	762,402
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28	442	440,989
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30	1,151	1,152,664
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29	233	231,862
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31	985	983,607
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30	968	973,137
Security	Par (000)	Value
Chemicals (continued)
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32	$351	$ 348,778
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30	176	176,531
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30	409	368,898
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31	355	304,302
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28	842	757,931
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(d)	597	596,493
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28	942	944,848
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28	752	752,240
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31	1,521	1,504,352
2025 USD Term Loan B, 07/23/32(i)	1,131	1,121,715
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31	992	911,051
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31	344	343,409
Qnity Electronics, Inc., Term Loan B, 08/12/32(i)	1,242	1,240,448
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(i)	607	607,382
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30	1,294	1,275,550
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32	888	889,483
		16,688,072
Commercial Services & Supplies — 6.0%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31	1,214	1,216,367
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32	1,796	1,783,087
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32	2,982	2,991,713
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31	2,181	2,190,642
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32	800	802,327
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29	114	106,798
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28	614	613,613
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31	2,069	2,071,225
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29	962	964,044
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(h)	297	268,683

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29	$1,369	$ 1,368,328
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31	390	387,568
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32	200	200,750
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	697	624,346
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	137	122,888
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.71%, 03/06/28	470	145,644
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30	355	354,693
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(d)	133	130,624
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28	2,142	2,140,364
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30	439	438,112
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32	1,036	1,024,968
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30	50	50,298
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28	413	90,862
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31	1,345	1,339,607
		21,427,551
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30	846	846,863
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28	355	318,721
		1,165,584
Construction & Engineering — 1.9%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31	2,152	2,151,333
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30	1,808	1,634,517
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.89%, 07/01/31	869	870,465
Term Loan B, 07/01/31(i)	885	885,372
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31	197	196,945
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31	131	131,668
Security	Par (000)	Value
Construction & Engineering (continued)
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28	$130	$ 129,520
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31	929	932,096
		6,931,916
Consumer Discretionary — 1.2%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29	1,753	1,750,854
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31	598	594,479
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29	308	310,055
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(d)	244	243,540
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30	406	405,835
Peer Holding III BV, 2025 USD Term Loan B, 09/27/32(i)	240	240,000
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31	370	370,943
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31	346	345,891
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27	181	177,384
		4,438,981
Consumer Finance — 2.2%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31	2,369	2,369,839
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32	506	503,426
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28	1,788	1,784,427
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32	486	489,441
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31	1,220	1,219,137
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31	1,119	1,118,142
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28	223	222,949
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32	294	292,148
		7,999,509
Consumer Staples Distribution & Retail — 0.4%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32	845	846,758
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31	578	580,933
		1,427,691
Containers & Packaging — 2.5%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27	1,250	1,249,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30	$2,355	$ 2,361,116
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32	— (j)	553
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32	1,053	1,050,949
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29	140	139,764
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28	1,196	978,090
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27	683	682,588
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29	1,038	1,044,316
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28	131	130,962
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32	374	373,252
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28	774	759,773
		8,770,684
Distributors — 1.9%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31	985	986,854
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28	2,117	2,115,845
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31	481	479,208
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31	808	803,367
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31	1,210	1,208,413
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27	258	214,874
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32	740	739,541
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.41%, 06/30/29(h)	1,136	400,309
		6,948,411
Diversified Consumer Services — 0.1%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28	428	428,476
Diversified Telecommunication Services — 1.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(d)	923	885,867
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.41%, 09/20/30	395	373,129
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29	762	756,751
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30	$894	$ 887,452
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28	73	74,427
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30	2,826	2,779,954
		5,757,580
Electric Utilities — 0.7%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27	666	664,246
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.28%, 01/21/28	641	644,681
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31	419	418,923
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30	887	887,353
		2,615,203
Electronic Equipment, Instruments & Components — 0.8%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(d)	272	273,913
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% + 1.75%), 5.94%, 07/02/29	549	547,531
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(i)	470	470,296
Pinnacle Buyer LLC(i)
Delayed Draw Term Loan, 09/10/32	121	120,927
Term Loan, 09/10/32	628	628,819
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(d)(i)	172	172,215
Sanmina Corp., Term Loan B, 08/06/32(d)(i)	749	747,127
		2,960,828
Energy Equipment & Services — 0.1%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32	189	188,764
Entertainment — 0.7%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28	586	567,811
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31	1,777	1,776,720
		2,344,531
Environmental, Maintenance & Security Service — 2.9%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(d)	561	560,630
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28	622	622,011
2025 Term Loan, 09/24/32(i)	391	391,489
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28	2,137	2,144,659
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32	1,778	1,775,671
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30	427	427,645

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32	$1,011	$ 1,015,662
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28	2,230	2,230,082
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28	544	169,891
Reworld Holding Corp.
2025 1st Lien Term Loan B, 01/15/31(i)	262	261,182
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28	682	682,082
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28	53	52,798
		10,333,802
Financial Services — 1.7%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32	1,085	1,059,347
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31	1,868	1,865,715
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(d)(i)	2,396	2,375,035
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32(i)	658	661,290
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28	289	290,424
		6,251,811
Food Products — 2.1%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30	711	711,983
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27	2,483	2,488,278
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31	2,292	2,273,712
2025 USD Term Loan, 08/02/32(i)	236	235,372
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30	99	100,141
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	611	611,537
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32	982	981,163
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.95%, 12/31/29	159	126,026
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.01%, 12/31/29	89	38,181
		7,566,393
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31	2,498	2,487,493
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27	70	69,920
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28	$568	$ 567,690
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31	1,308	1,306,437
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32	509	506,033
		2,450,080
Health Care Providers & Services — 3.9%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(i)	143	143,612
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31	427	428,603
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28	1,381	1,383,107
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(h)	345	216,831
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28	389	390,727
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.85%), 10.98%, 11/30/28(c)(g)	31	6,681
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28	344	343,735
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31	772	769,572
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28	548	188,016
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29	377	76,030
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30	175	174,454
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28	4,918	4,918,043
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28	1,769	1,770,136
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31	1,294	1,294,078
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30	629	629,139
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30	948	947,966
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28	343	342,210
		14,022,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30	$298	$ 297,898
Hotels, Restaurants & Leisure — 7.3%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.76%, 03/11/30(h)	126	125,295
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30	137	136,821
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30	638	638,434
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30	1,301	1,295,154
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31	1,998	1,991,838
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30	800	796,859
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32	2,159	2,157,511
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29	2,623	2,618,781
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30	2,406	2,395,304
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32	875	873,110
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32	1,919	1,921,154
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29	508	488,389
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32	597	598,122
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30	485	485,310
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27	1,158	1,158,054
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29	686	686,403
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29	1,248	1,116,466
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30	364	354,628
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29	890	888,658
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27	116	109,918
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27	38	35,797
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28	19	17,733
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)	318	298,463
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc. (continued)
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)	$162	$ 152,347
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31	331	330,374
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31	205	203,911
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31	1,231	1,230,807
Turquoise Topco Ltd., Term Loan B, 08/13/32(i)	533	533,336
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32	749	750,026
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28	789	789,709
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30	830	831,923
		26,010,635
Household Durables — 1.5%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28	1,423	1,425,506
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32	1,438	1,438,257
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31	285	286,070
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28	481	391,011
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29	104	104,688
Weber-Stephen Products LLC
2025 Term Loan B, 09/17/32(i)	1,029	1,017,424
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.53%, 10/30/27	582	575,826
		5,238,782
Household Products — 0.4%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(d)(i)	612	612,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32	718	719,083
		1,331,083
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30	1,130	1,130,074
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31	487	486,610
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31	1,986	1,985,307
		3,601,991
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.76%, 12/31/29	148	120,644

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 8.5%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31	$4,789	$ 4,775,198
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32	1,787	1,786,313
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31	1,648	1,641,676
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31	1,772	1,761,557
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28	689	669,763
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/20/29	654	624,662
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.53%, 07/31/27	148	147,590
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28	981	983,578
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30	533	530,814
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30	1,147	1,138,796
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31	690	689,177
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30	123	123,251
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30	2,877	2,880,392
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31	1,213	1,213,070
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30	754	749,981
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31	156	155,415
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31	1,299	1,298,737
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31	2,620	2,616,274
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31	2,698	2,693,389
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32	325	330,854
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30	1,218	1,216,281
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29	2,456	2,452,265
		30,479,033
Security	Par (000)	Value
Interactive Media & Services — 0.6%
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28	$442	$ 424,343
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31	367	337,109
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31	1,494	1,495,441
		2,256,893
Internet Software & Services — 2.7%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29	770	642,814
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32	915	914,212
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29	2,029	2,023,015
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32	201	200,538
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31	881	879,350
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29	1,028	1,026,125
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28	2,122	2,127,617
2025 Fungible Term Loan, 08/31/28(i)	230	230,600
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30	1,557	1,540,633
		9,584,904
IT Services — 4.6%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31	862	861,373
Avalara, Inc., 2025 Term Loan, 03/26/32(i)	80	79,778
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30	817	814,634
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31	2,159	2,158,133
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(d)	1,139	1,138,631
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32	2,649	2,636,709
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31	385	386,127
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28	218	177,650
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28	334	144,423
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.82%, 07/27/28(c)(g)	674	134,247
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29	1,261	1,202,308
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28	1,185	997,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28	$1,097	$ 1,056,185
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30	593	594,774
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30	1,050	1,045,072
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28	589	497,308
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28	711	694,564
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29	1,786	1,750,590
		16,370,069
Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(i)	397	397,250
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30	862	861,187
		1,258,437
Machinery — 3.4%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30	558	557,168
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	345	346,120
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(d)	186	186,039
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 07/03/31	198	198,742
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29	2,655	2,659,883
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29	575	575,699
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31	342	341,843
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29	1,814	1,820,886
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30	1,706	1,710,156
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32	2,537	2,539,020
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31	1,334	1,334,758
		12,270,314
Media — 4.5%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30	844	842,524
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31	588	587,370
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31	656	654,185
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27	1,774	1,714,173
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC (continued)
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28	$271	$ 268,947
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27	65	64,785
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32	1,410	1,407,664
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30	648	646,846
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29	3	2,999
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(i)	239	238,521
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28	385	388,609
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26	1,138	1,135,895
NEP Group, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.53%, 08/19/26	99	97,550
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(h)	1,938	1,560,767
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29	495	490,426
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(i)	235	232,894
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31	2,210	2,210,435
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29	278	277,733
2025 Term Loan Y4, (3-mo. CME Term SOFR at 0.00% Floor + 3.28%), 7.59%, 03/31/31	609	600,056
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31	1,828	1,829,622
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28	673	670,824
		15,922,825
Metals & Mining — 0.5%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29	79	79,229
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32	208	208,258
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32	1,551	1,553,485
		1,840,972
Oil, Gas & Consumable Fuels — 1.9%
Buckeye Partners LP
2025 Term Loan B, 0.00%, 09/24/32	94	93,607
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30	243	243,141
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32	1,147	1,139,648
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28	224	224,782
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28	1,393	1,392,332

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30	$165	$ 164,858
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30	478	477,600
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32	377	377,055
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32	216	217,575
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28	1,856	1,855,004
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31	457	457,426
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32	178	177,806
		6,820,834
Passenger Airlines — 1.3%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32	454	455,564
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31	1,052	1,050,755
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	164	163,290
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29	913	911,070
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28	563	561,470
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29	678	649,153
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31	723	724,307
		4,515,609
Personal Care Products — 0.4%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(d)(i)	186	186,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32	1,240	1,242,480
		1,428,480
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32	1,496	1,493,502
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27	468	467,364
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(i)	460	460,672
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27	595	584,961
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28	1,096	1,096,323
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32	1,106	1,103,628
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31	334	325,364
Security	Par (000)	Value
Pharmaceuticals (continued)
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29	$516	$ 515,575
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28	86	85,642
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/01/31	219	219,063
		6,352,094
Professional Services — 0.1%
Deep Blue Operating I LLC, Term Loan, 09/17/32(i)	233	233,000
Real Estate Management & Development — 0.5%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29	334	330,796
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28	1,175	1,174,288
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30	379	379,713
		1,884,797
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29	361	363,424
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29	1,061	1,059,210
		1,422,634
Software — 12.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31	2,339	2,339,684
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29	2,944	2,936,446
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31	836	836,950
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31	2,201	2,195,738
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32	1,591	1,588,667
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29	1,990	1,717,057
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32	693	693,000
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31	1,865	1,871,372
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32	2,592	2,598,974
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28	472	463,973
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31	1,425	1,397,933
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31	442	441,117
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29	2,020	2,019,170
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Ellucian Holdings, Inc. (continued)
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32	$352	$ 359,332
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31	1,801	1,802,741
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32	3,724	3,696,379
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28	983	983,973
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32	1,968	1,970,250
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31	1,590	1,588,077
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32	329	324,723
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31	415	408,978
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27	217	213,174
PointClickCare Technologies, Inc., 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31	486	486,080
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31	1,597	1,592,209
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28	1,170	1,167,059
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31	1,813	1,817,539
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31	2,841	2,837,772
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31	1,628	1,623,470
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(i)	342	341,473
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29	968	967,263
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30	721	696,997
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31	1,186	1,185,445
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29	707	704,918
		45,867,933
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31	546	544,783
Security	Par (000)	Value
Specialty Retail (continued)
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.51%, 10/20/28	$202	$ 197,815
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.62%, 06/29/28	305	284,463
		1,027,061
Technology Hardware, Storage & Peripherals — 0.4%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29	2,153	1,226,667
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29	309	175,650
		1,402,317
Textiles, Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28	864	861,308
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32	457	456,350
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32	220	220,917
		1,538,575
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26	508	504,195
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29	663	251,834
		756,029
Wireless Telecommunication Services — 1.6%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(d)	1,389	1,340,601
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32	497	496,379
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28	568	562,761
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32	2,331	2,331,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(d)(i)	920	910,800
		5,641,541
Total Floating Rate Loan Interests — 107.8% (Cost: $389,137,173)		385,470,134

Shares
Investment Companies
Equity Funds — 2.8%
Hearthside Equity	5,718	109,666

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Funds (continued)
Janus Henderson AAA CLO ETF	100,000	$ 5,078,000
SPDR Blackstone Senior Loan ETF	120,000	4,989,600
		10,177,266
Fixed Income Funds — 7.7%
Invesco Senior Loan ETF	640,400	13,403,572
iShares 0-5 Year High Yield Corporate Bond ETF(k)(l)	5,000	216,500
iShares Broad USD High Yield Corporate Bond ETF(k)(l)	240,000	9,067,200
iShares iBoxx $ High Yield Corporate Bond ETF(k)(l)	58,000	4,709,020
		27,396,292
Total Investment Companies — 10.5% (Cost: $37,168,316)		37,573,558

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(m)	$991	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(m)	930	—
Total Other Interests — 0.0% (Cost: $ — )		—

	Shares
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	207	36,167
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,121	25,505
Series G-1	774	17,612
		43,117
		79,284
Total Preferred Securities — 0.0% (Cost: $184,682)		79,284
Security	Shares	Value
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,675	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 122.4% (Cost: $442,132,926)		437,484,287
Liabilities in Excess of Other Assets — (22.4)%		(80,072,795)
Net Assets — 100.0%		$ 357,411,492

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $190,260, representing 0.1% of its net assets as of period end, and an original cost of $22,770.

(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 47,298,526	$ (47,298,526)	$ —	$ —	$ —	—	$ 15,622	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	3,450	216,500	5,000	10,089	—
iShares Broad USD High Yield Corporate Bond ETF	—	8,864,310	—	—	202,890	9,067,200	240,000	307,270	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,202,200	6,688,650	(4,285,672)	(42,278)	146,120	4,709,020	58,000	238,968	—
				$ (42,278)	$ 352,460	$ 13,992,720		$ 571,949	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,411	GBP	18,000	Morgan Stanley & Co. International PLC	12/17/25	$ 200
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	3,200	$ 245,394	$ 231,042	$ 14,352
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	B	USD	300	24,370	15,501	8,869
							$ 269,764	$ 246,543	$ 23,221

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	06/20/26	USD	5,000	$ 984	$ (54,056)	$ 55,040
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 3,939,219	$ —	$ 3,939,219
Common Stocks
Automobile Components	17,908	—	—	17,908
Construction & Engineering	12,199	—	—	12,199
Entertainment	—	—	190,260	190,260
Financial Services	—	—	410,092	410,092
Ground Transportation	—	752	—	752
Household Products	—	—	—	—
Industrial Conglomerates	—	47,701	—	47,701
IT Services	—	—	498,008	498,008
Trading Companies & Distributors	—	—	160,507	160,507
Transportation Infrastructure	—	—	82,852	82,852
Corporate Bonds	—	6,948,167	69,651	7,017,818
Fixed Rate Loan Interests	—	1,983,995	—	1,983,995
Floating Rate Loan Interests	—	374,659,809	10,810,325	385,470,134
Investment Companies
Equity Funds	10,067,600	109,666	—	10,177,266
Fixed Income Funds	27,396,292	—	—	27,396,292
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	36,167	43,117	79,284
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	282	—	282
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(137)	—	(137)
	$37,493,999	$387,725,621	$12,264,812	$437,484,432
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 23,221	$ —	$ 23,221
Foreign Currency Exchange Contracts	—	200	—	200
Interest Rate Contracts	—	55,040	—	55,040
	$—	$78,461	$—	$78,461

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $65,000,000 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 994,251	$ 138,839	1,620,655	$ 15,206,471	— (a)	$ 37,905	$ 17,998,121
Transfers into Level 3(b)	—	—	18,456	2,093,583	—	—	2,112,039
Transfers out of Level 3(c)	—	—	(1,168,705)	(7,680,554)	—	—	(8,849,259)
Accrued discounts/premiums	—	5,295	357	21,225	—	—	26,877
Net realized gain (loss)	210,620	(85)	3,224	17,779	—	—	231,538
Net change in unrealized appreciation (depreciation)(d)	(809,272)	(59,864)	(16,973)	162,356	—	5,212	(718,541)
Purchases	1,464,295	139,454	2,986	6,941,892	—	—	8,548,627
Sales	(518,175)	(153,988)	(460,000)	(5,952,427)	—	—	(7,084,590)
Closing balance, as of September 30, 2025	$ 1,341,719	$ 69,651	—	$ 10,810,325	— (a)	$ 43,117	$ 12,264,812
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(d)	$ (809,272)	$ (74,494)	(21,443)	$ 202,084	—	$ 5,212	$ (697,913)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2025, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2025, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt